Income taxes (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Unrecognized temporary difference	₩ 400,460	₩ 597,213
Loss carried forward	3,781,058	3,402,320
Carryover tax credit	469,859	526,463
Total	₩ 4,651,377	₩ 4,525,996